Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net Income (Loss)	$ 300,801	$ 342,598	$ 85,555
Denominator:
Weighted average ordinary shares outstanding	237,324	235,560	235,164
Basic net income per share attributable to Weibo's shareholders (in dollars per share)	$ 1.27	$ 1.45	$ 0.36
Numerator:
Net Income (Loss)	$ 300,801	$ 342,598	$ 85,555
Add: Effect on interest expenses and amortized issuance cost of convertible senior notes	7,713	529	0
Net income attributable to Weibo's shareholders for calculating diluted net income per share	$ 308,514	$ 343,127	$ 85,555
Denominator:
Weighted average ordinary shares outstanding	237,324	235,560	235,164
Shares used in computing diluted net income per share attributable to Weibo's shareholders	265,241	239,974	236,407
Diluted net income per share attributable to Weibo's shareholders (in dollars per share)	$ 1.16	$ 1.43	$ 0.36
Options and RSUs
Anti-dilutive share
Effects of dilutive securities	2,200,000	2,600,000	1,200,000
Anti-dilutive share excluded from the calculation of diluted net income per share	10,900,000	7,400,000	6,500,000
Stock options
Denominator:
Effects of dilutive securities	218	14	0
Unvested restricted share units
Denominator:
Effects of dilutive securities	1,965	2,625	1,243
Convertible senior notes
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	0	0	5,900,000
Denominator:
Effects of dilutive securities	25,734	1,775	0